Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
24.1Accounting policies
Variations in interest rates, exchange rates and aviation fuel prices expose the Company and its subsidiaries to risks that may affect their financial performance. In order to mitigate such risks, the Company contracts derivative financial instruments. Operations present the variation in their fair value recorded directly in the financial result.
24.2Breakdown of derivative financial instruments

Changes in fair value	Interest rate swap	Forward – fuel	Option fuel	Forward – foreign currency	Conversion right debentures	Total

At December 31, 2022	(179,170)	(28,701)	—	235,246	(116,971)	(89,596)
Gains (losses) recognized in result	(34,075)	(168,378)	13,796	(24,552)	(25,249)	(238,458)
Payment (receipts)	213,245	136,977	(1,530)	(210,694)	—	137,998
Restructuring (a)	—	—	—	—	(346,555)	(346,555)
At December 31, 2023	—	(60,102)	12,266	—	(488,775)	(536,611)

Gains (losses) recognized in result	—	(108,435)	(10,871)	—	437,035	317,729
Payments (receipts)	—	103,162	(1,395)	—	—	101,767
At December 31, 2024	—	(65,375)	—	—	(51,740)	(117,115)

Obligations with current derivative financial instruments	—	—	—	—	—	—
Non-current convertible instruments	—	—	—	—	(51,740)	(51,740)
	—	(65,375)	—	—	(51,740)	(117,115)

(a)Refers to the effects of the extinction and reconstitution of the right of conversion.

Changes in fair value	Options – foreign currency	Interest rate swap	Forward – fuel	Forward – foreign currency	Conversion right (debentures)	Total

At December 31, 2021	—	(213,257)	9,383	270,640	(636,786)	(570,020)
Gains (losses) recognized in result	—	33,519	440,065	(35,394)	519,815	958,005
Payment in cash	—	568	(478,149)	—	—	(477,581)
At December 31, 2022	—	(179,170)	(28,701)	235,246	(116,971)	(89,596)

Rights with current derivative financial instruments	—	27,349	8,705	—	—	36,054
Rights with non-current derivative financial instruments	—	—	650	235,246	—	235,896
Obligations with current derivative financial instruments	—	(31,603)	(37,762)	—	—	(69,365)
Obligations with non-current derivative financial instruments	—	(174,916)	(294)	—	—	(175,210)
Long-term loans and financing	—	—	—	—	(116,971)	(116,971)
	—	(179,170)	(28,701)	235,246	(116,971)	(89,596)